Variable Interest Entities	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	NOTE 10 — VARIABLE INTEREST ENTITIES
Variable Interest Entities
Described below are the results of BancShares’ assessment of its variable interests in order to determine its current status with regard to being the VIE primary beneficiary. Refer to Note 1—Significant Accounting Policies and Basis of Presentation for additional information on accounting for VIEs and investments in qualified housing projects.

Consolidated VIEs
At December 31, 2023 and 2022, there were no consolidated VIEs.

Unconsolidated VIEs
Unconsolidated VIEs include limited partnership interests and joint ventures where BancShares’ involvement is limited to an investor interest and BancShares does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance or obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

The table below provides a summary of the assets and liabilities included on the Consolidated Balance Sheets associated with unconsolidated VIEs. The table also presents our maximum exposure to loss which consists of outstanding book basis and unfunded commitments for future investments, and represents potential losses that would be incurred under hypothetical circumstances, such that the value of BancShares’ interests and any associated collateral declines to zero and assuming no recovery. BancShares believes the possibility is remote under this hypothetical scenario; accordingly, this disclosure is not an indication of expected loss. As disclosed in Note 2—Business Combinations, the following tables as of December 31, 2023 include VIEs acquired in the SVBB Acquisition.

Unconsolidated VIEs Carrying Value

dollars in millions	December 31, 2023	December 31, 2022
Affordable housing tax credit investments	$1,887	$598
Other tax credit equity investments	3	5
Total tax credit equity investments	$1,890	$603
Other unconsolidated investments	162	159
Total assets (maximum loss exposure) (2)	$2,052	$762
Liabilities for commitments to tax credit investments (3)	$947	$295
(1)    These investments provide tax benefits to investors in the form of tax deductions from operating losses and tax credits. During 2023, 2022, and 2021, BancShares recorded $169 million, $60 million, and $22 million, respectively, in tax provisions under the proportional amortization method. During 2023, 2022, and 2021, BancShares recognized total tax benefits of $176 million, $77 million, and $26 million, which included tax credits of $157 million, $60 million, and $22 million, respectively, recorded in income taxes. See Note 1 – Significant Accounting Policies and Basis of Presentation for additional information.
(2) Included in other assets.
(3)    Represents commitments to invest in qualified affordable housing investments and other investments qualifying for community reinvestment tax credits. These commitments are payable on demand and are included in other liabilities.